Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
2015 Share Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted during the year (in shares)	0
Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted during the year (in shares)		0	0
Share-Based Payment Arrangement, Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation cost		$ 0.2
Unrecognized stock-based compensation cost, period for recognition (in years)		4 months 24 days
Share-Based Payment Arrangement, Option | 2015 Share Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)		4 years
Term of award (in years)		10 years
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average exercise price of RSUs (in usd per share)		$ 1.68
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)		210,637
Share-Based Compensation Arrangement By Share-Based Payment Award Non-Option Equity Instruments, Vested But Not Yet Issued		859,101
Unrecognized stock-based compensation cost		$ 2.9
Unrecognized stock-based compensation cost, period for recognition (in years)		1 year 8 months 12 days
Restricted Stock Units (RSUs) | Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vested and deferred (in shares)		264,516